Schedule of Changes in Liability for Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Beginning balance	$ 9,892	$ 7,577	$ 5,559
Increases in current year tax positions	191	2,536	895
Increases in prior year tax positions	376	224	2,605
Decreases in prior year tax positions		(9)
Acquired business	6,036
Settlements			(1,143)
Expiration of statute of limitations	(4,975)	(436)	(339)
Ending balance	$ 11,520	$ 9,892	$ 7,577